RETIREMENT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RETIREMENT PLAN
Contributions expensed	$ 211,494	$ 179,349	$ 117,969